Fair values of financial assets and financial liabilities - Non-market observable valuation techniques Level 3 (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2018
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 4	$ 3
At fair value | Valuation techniques (Non-market observable) (Level 3)
Assets
Balance at the beginning of the year	399	964
Impact on adoption of AASB 9			$ (492)
Restated at the beginning of the year			472
Gains/(losses) on assets recognised in: Income statements	(4)	48
Gains/(losses) on assets recognised in: OCI	(15)	11
Acquisition and issues	78	115
Disposal and settlements	(59)	(250)
Foreign currency translation impacts		3
Balance at the end of the year	399	399
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(1)	42
Liabilities
Balance at the beginning of the year	29	6
Impact on adoption of AASB 9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	(4)	7
Acquisition and issues	7	4
Disposal and settlements	(19)	(6)
Transfer into or out of non-market observables		18
Balance at the end of the year	13	29
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(3)	(11)
At fair value | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Liabilities
Balance at the beginning of the year	29	6
Impact on adoption of AASB 9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	(4)	7
Acquisition and issues	7	4
Disposal and settlements	(19)	(6)
Transfer into or out of non-market observables		18
Balance at the end of the year	13	29
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(3)	(11)
At fair value | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	220	330
Impact on adoption of AASB 9			4
Restated at the beginning of the year			334
Gains/(losses) on assets recognised in: Income statements	(2)	36
Acquisition and issues	26	63
Disposal and settlements	(23)	(216)
Foreign currency translation impacts		3
Balance at the end of the year	221	220
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(4)	26
At fair value | Valuation techniques (Non-market observable) (Level 3) | Available-for-sale securities
Assets
Balance at the beginning of the year		619
Impact on adoption of AASB 9			(619)
Restated at the beginning of the year
At fair value | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Assets
Balance at the beginning of the year	134
Impact on adoption of AASB 9			109
Restated at the beginning of the year			109
Gains/(losses) on assets recognised in: OCI	(15)	11
Acquisition and issues	40	36
Disposal and settlements	(6)	(22)
Balance at the end of the year	153	134
At fair value | Valuation techniques (Non-market observable) (Level 3) | Other assets
Assets
Balance at the beginning of the year	45	15
Impact on adoption of AASB 9			14
Restated at the beginning of the year			29
Gains/(losses) on assets recognised in: Income statements	(2)	12
Acquisition and issues	12	16
Disposal and settlements	(30)	(12)
Balance at the end of the year	25	45
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	3	16
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	4	3
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3)
Assets
Balance at the beginning of the year	303	289
Impact on adoption of AASB 9			11
Restated at the beginning of the year			300
Gains/(losses) on assets recognised in: Income statements	(4)	19
Acquisition and issues	41	35
Disposal and settlements	(54)	(54)
Foreign currency translation impacts		3
Balance at the end of the year	286	303
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(1)	19
Liabilities
Balance at the beginning of the year	28	6
Impact on adoption of AASB 9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	(4)	6
Acquisition and issues	7	4
Disposal and settlements	(18)	(6)
Transfer into or out of non-market observables		18
Balance at the end of the year	13	28
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(3)	(10)
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Liabilities
Balance at the beginning of the year	28	6
Impact on adoption of AASB 9
Restated opening balance			6
(Gains)/losses on liabilities recognised in: Income statements	(4)	6
Acquisition and issues	7	4
Disposal and settlements	(18)	(6)
Transfer into or out of non-market observables		18
Balance at the end of the year	13	28
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(3)	(10)
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	193	206
Impact on adoption of AASB 9
Restated at the beginning of the year			206
Gains/(losses) on assets recognised in: Income statements	(2)	6
Acquisition and issues	26	17
Disposal and settlements	(24)	(39)
Foreign currency translation impacts		3
Balance at the end of the year	193	193
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(4)	3
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3) | Available-for-sale securities
Assets
Balance at the beginning of the year		70
Impact on adoption of AASB 9			(70)
Restated at the beginning of the year
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Assets
Balance at the beginning of the year	66
Impact on adoption of AASB 9			67
Restated at the beginning of the year			67
Acquisition and issues	3	2
Disposal and settlements		(3)
Balance at the end of the year	69	66
Parent Entity | At fair value | Valuation techniques (Non-market observable) (Level 3) | Other assets
Assets
Balance at the beginning of the year	44	13
Impact on adoption of AASB 9			14
Restated at the beginning of the year			$ 27
Gains/(losses) on assets recognised in: Income statements	(2)	13
Acquisition and issues	12	16
Disposal and settlements	(30)	(12)
Balance at the end of the year	24	44
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ 3	$ 16